per share amounts (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,346	1,275
Effect of dilutive securities - Restricted share units	5	3
Diluted total weighted average number of Common Shares outstanding	1,351	1,278
TELUS Corporation share options | Share option awards
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	1	1
Restricted stock units RSU [member]
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0